Segment information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) segment	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of operating segments [line items]
Number of reportable segments | segment	2
Revenues	€ 844,985	€ 288,836	€ 127,087
Other income	50,905	29,009	28,830
Total revenues and other income	895,890	317,845	155,918
Operating income/loss (-)	370,292	(44,807)	(89,802)
Financial (expenses)/income	(220,233)	15,598	(25,705)
Income/loss (-) before tax	150,060	(29,209)	(115,507)
Income taxes	(214)	(50)	(198)
Net income/loss (-)	149,845	(29,259)	(115,704)
Segment result
Disclosure of operating segments [line items]
Operating income/loss (-)	408,589	(17,983)	(73,524)
Elimination of Inter segment amounts total
Disclosure of operating segments [line items]
Revenues	(6,742)	(8,508)	(5,104)
Total revenues and other income	(6,742)	(8,508)	(5,104)
Unallocated amounts
Disclosure of operating segments [line items]
Operating income/loss (-)	(38,297)	(26,824)	(16,278)
Warrant costs
Disclosure of operating segments [line items]
Operating income/loss (-)		(26,757)	(16,536)
Research and Development Segment
Disclosure of operating segments [line items]
Revenues	834,901	278,666	118,262
Other income	50,905	29,000	28,815
Total revenues and other income	885,806	307,666	147,077
Research and Development Segment | Segment result
Disclosure of operating segments [line items]
Operating income/loss (-)	407,464	(19,734)	(73,610)
Fee for services segment
Disclosure of operating segments [line items]
Revenues	10,084	10,170	8,825
Other income		9	15
Total revenues and other income	16,826	18,687	13,945
Fee for services segment | Segment result
Disclosure of operating segments [line items]
Operating income/loss (-)	1,125	1,751	86
Fee for services segment | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenues	€ 6,742	€ 8,508	€ 5,104